Item 1. Schedule of Investments:

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Putnam Global Income Trust
The fund's portfolio
7/31/05 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (33.2%)(a)
		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	$2,900,000	$2,488,723
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	3,000,000	3,821,667
Canada Housing Trust govt. guaranty 5.1s, 2007 (Canada)	CAD	6,557,000	5,564,757
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	1,787,965
Export Development Canada government bonds 4s, 2007 (Canada)	USD	1,000,000	996,000
France (Government of) bonds 5 3/4s, 2032	EUR	3,636,000	5,910,712
France (Government of) bonds 4s, 2013	EUR	63	81
Germany (Federal Republic of) bonds 5s, 2012	EUR	2,693,000	3,671,303
Germany (Federal Republic of) bonds 4 3/4s, 2008	EUR	4,530,000	5,864,796
Ireland (Republic of) bonds 5s, 2013	EUR	1,700,000	2,340,281
Italy (Republic of) unsub. notes Ser. 11, Tranche 1, 3 1/8s, 2010	CHF	1,900,000	1,581,179
Netherlands (Government of) bonds 5s, 2012	EUR	4,500,000	6,156,604
Philippines (Republic of) unsub. bonds Ser. 7BR, 3.2s, 2005	JPY	20,000,000	178,444
Quebec (Province of) notes 5s, 2009 (Canada)	USD	500,000	509,210
Spain (Kingdom of) bonds 5s, 2012	EUR	3,000,000	4,104,403
Sweden (Government of) bonds Ser. 3101, 4s, 2008	SEK	7,760,000	1,259,149
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	595,759
United Kingdom treasury bonds 7 1/2s, 2006	GBP	2,338,000	4,293,454
United Kingdom treasury bonds 4 1/4s, 2036	GBP	610,000	1,062,794
United Kingdom treasury bonds 2 1/2s, 2009	GBP	425,000	1,855,088

Total foreign government bonds and notes (cost $50,485,185)			$54,042,369

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (19.0%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (19.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6 1/2s, with due dates from June 1, 2031 to June 1, 2034		$412,275	$426,617
6s, July 1, 2034		5,186	5,309
5 1/2s, June 1, 2035		200,020	201,278
5 1/2s, April 1, 2020		198,286	202,840
5 1/2s, TBA, August 1, 2020		400,000	407,938
Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2033		151,377	159,401
7s, February 1, 2016		70,283	73,091
7s, TBA, August 1, 2035		700,000	736,422
6 1/2s, with due dates from September 1, 2028 to January 1, 2035		12,863,682	13,314,720
6s, with due dates from August 1, 2034 to March 1, 2035		136,689	139,777
5 1/2s, with due dates from April 1, 2034 to September 1, 2034		8,018,113	8,067,071
5 1/2s, with due dates from February 1, 2017 to May 1, 2018		83,748	85,575
5 1/2s, TBA, August 1, 2035		2,660,000	2,673,092
5 1/2s, TBA, July 1, 2020		23,000	23,482
5s, with due dates from March 1, 2035 to July 1, 2035		979,021	964,488
5s, with due dates from April 1, 2019 to May 1, 2020		680,682	683,033
5s, TBA, July 1, 2035		21,000	20,688
4 1/2s, November 1, 2019		276,000	271,676
4 1/2s, TBA, August 1, 2020		1,690,000	1,662,009
4s, with due dates from May 1, 2019 to June 1, 2019		814,084	785,845

Total U.S. government agency mortgage obligations (cost $31,063,275)			$30,904,352

U.S. TREASURY OBLIGATIONS (0.5%)(a) (cost $758,815)
		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$811,941

COLLATERALIZED MORTGAGE OBLIGATIONS (18.2%)(a)
		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029		$81,000	$82,820
Banc of America Commercial Mortgage, Inc. 144A Ser. 01-PB1, Class K, 6.15s, 2035		100,000	103,258
Banc of America Large Loan 144A FRB
Ser. 02-FL2A, Class L1, 6.34s, 2014		100,000	100,031
Ser. 05-BOCA, Class L, 5.088s, 2016		100,000	100,319
Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3, 5.436s, 2033		156,000	158,918
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.197s, 2032		100,000	116,832
Broadgate Financing PLC FRB Ser. D, 5.51s, 2023 (United Kingdom)	GBP	113,850	199,880
Chase Commercial Mortgage Securities Corp. 144A Ser.98-1
Class F, 6.56s, 2030		$362,000	384,085
Class G, 6.56s, 2030		89,000	94,827
Class H, 6.34s, 2030		203,000	175,500
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s, 2030		340,000	349,481
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031		157,000	164,603
Ser. 98-C2, Class F, 5.44s, 2030		55,000	55,300
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035		119,000	127,867
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.388s, 2014		87,000	86,764
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	60,905
DLJ Commercial Mortgage Corp. Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	223,973
DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	132,258
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1
Class B1, 7.91s, 2030		61,000	64,383
Class A3, 7.76s, 2030		160,000	166,137
European Loan Conduit FRB Ser. 6X, Class E, 6.379s, 2010 (United Kingdom)	GBP	92,204	163,825
European Loan Conduit 144A FRB Ser. 6A, Class F, 6.879s, 2010 (United Kingdom)	GBP	48,023	85,512
European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 5.466s, 2014 (United Kingdom)		$250,000	440,100
Fannie Mae
FRB Ser. 3012, Class SK, 3.84s, 2011		279,000	300,811
FRB Ser. 05-65, Class ER, zero %, 2035		305,000	312,740
FRB Ser. 05-57, Class UL, zero %, 2035		348,316	357,119
FRB Ser. 05-22, Class UF, zero %, 2035		400,194	417,923
IFB Ser. 05-37, Class SU, 15.36s, 2035		292,690	344,396
IFB Ser. 05-57, Class CD, 12.15s, 2035		139,560	153,821
IFB Ser. 05-45, Class DA, 11.733s, 2035		354,400	389,844
IFB Ser. 05-45, Class DC, 11.623s, 2035		196,889	215,692
IFB Ser. 05-57, Class DC, 10.53s, 2034		248,849	270,650
IFB Ser. 04-79, Class SA, 10.313s, 2032		400,523	417,414
IFB Ser. 05-45, Class PC, 9.87s, 2034		107,394	114,781
IFB Ser. 03-87, Class SP, 9.185s, 2032		178,719	171,319
IFB Ser. 05-73, Class SA, 8.762s, 2035		157,000	157,785
IFB Ser. 02-97, Class TW, Interest Only (IO), 6 1/2s, 2031		139,992	23,985
IFB Ser. 02-89, Class S, IO, 5.11s, 2033		426,328	37,559
IFB Ser. 02-92, Class SB, IO, 4.26s, 2030		148,233	9,812
IFB Ser. 03-122, Class SA, IO, 4.01s, 2028		715,775	46,668
IFB Ser. 03-122, Class SJ, IO, 4.01s, 2028		759,429	49,426
IFB Ser. 97-44, Class SN, IO, 4s, 2023		134,479	11,875
IFB Ser. 04-64, Class SW, IO, 3.96s, 2034		1,284,392	78,669
IFB Ser. 04-65, Class ST, IO, 3.96s, 2034		641,556	39,295
IFB Ser. 04-60, Class SW, IO, 3.96s, 2034		925,277	81,980
IFB Ser. 05-65, Class KI, IO, 3.76s, 2035		907,000	57,276
IFB Ser. 05-52, Class DC, IO, 3.74s, 2035		322,056	25,483
IFB Ser. 05-42, Class PQ, IO, 3.71s, 2035		175,843	14,648
IFB Ser. 05-42, Class SA, IO, 3.71s, 2035		784,462	56,072
IFB Ser. 04-24, Class CS, IO, 3.69s, 2034		477,107	43,238
IFB Ser. 05-29, Class SC, IO, 3.66s, 2035		1,373,084	106,843
IFB Ser. 05-29, Class SD, IO, 3.66s, 2035		466,960	32,906
IFB Ser. 05-17, Class ES, IO, 3.66s, 2035		346,340	31,712
IFB Ser. 05-17, Class SY, IO, 3.66s, 2035		162,536	14,374
IFB Ser. 05-23, Class SG, IO, 3.61s, 2035		587,051	45,130
IFB Ser. 05-29, Class SX, IO, 3.61s, 2035		742,806	49,211
IFB Ser. 05-29, Class SY, IO, 3.61s, 2035		1,742,539	135,278
IFB Ser. 05-17, Class SA, IO, 3.61s, 2035		524,084	41,026
IFB Ser. 05-17, Class SE, IO, 3.61s, 2035		571,055	42,918
IFB Ser. 04-38, Class SI, IO, 3.48s, 2033		990,667	52,885
IFB Ser. 04-72, Class SB, IO, 3.41s, 2034		479,162	23,209
IFB Ser. 05-73, Class SI, IO, 3.37s, 2035		180,000	13,781
IFB Ser. 05-73, Class SD, IO, 3.3s, 2035		445,000	33,584
IFB Ser. 05-62, Class FS, IO, 3.29s, 2034		433,218	31,273
IFB Ser. 05-45, Class EW, IO, 3.26s, 2035		646,514	36,544
IFB Ser. 05-45, Class SR, IO, 3.26s, 2035		1,477,461	81,169
IFB Ser. 05-47, Class SW, IO, 3.26s, 2035		1,091,272	61,384
IFB Ser. 05-54, Class SA, IO, 3.24s, 2035		1,005,971	53,757
IFB Ser. 05-57, Class CI, IO, 3.24s, 2035		529,061	34,112
IFB Ser. 05-57, Class DI, IO, 3.24s, 2035		1,183,272	87,472
IFB Ser. 04-72, Class BS, IO, 3.04s, 2034		280,517	14,289
IFB Ser. 03-124, Class ST, IO, 3.04s, 2034		311,237	15,076
IFB Ser. 05-58, Class IK, IO, 2.54s, 2035		366,935	18,977
Ser. 05-74, Class DM, 11.807s, 2035		343,000	371,119
Ser. 02-T4, Class A4, 9 1/2s, 2041		653,503	704,000
Ser. 01-T10, Class A2, 7 1/2s, 2041		237,611	251,368
Ser. 02-T4, Class A3, 7 1/2s, 2041		220,613	233,449
Ser. 02-T6, Class A2, 7 1/2s, 2041		88,166	93,202
Ser. 01-T12, Class A2, 7 1/2s, 2041		260,758	275,976
Ser. 01-T7, Class A1, 7 1/2s, 2041		354,817	374,546
Ser. 99-T2, Class A1, 7 1/2s, 2039		450,476	477,859
Ser. 00-T6, Class A1, 7 1/2s, 2030		205,252	216,664
Ser. 02-W3, Class A5, 7 1/2s, 2028		42,859	45,428
Ser. 254, Class 2, IO, 7 1/2s, 2024		63,641	14,669
Ser. 05-45, Class OX, IO, 7s, 2035		92,610	16,204
Ser. 03-14, Class AI, IO, 7s, 2033		99,520	18,064
Ser. 03-22, IO, 6s, 2033		1,447,103	275,226
Ser. 318, Class 2, IO, 6s, 2032		57,775	11,407
Ser. 04-23, IO, 5 1/2s, 2034		904,111	181,844
Ser. 350, Class 2, IO, 5 1/2s, 2034		1,615,775	335,715
Ser. 338, Class 2, IO, 5 1/2s, 2033		2,460,058	514,453
Ser. 03-45, Class AI, IO, 5 1/2s, 2033		1,964,795	284,483
Ser. 333, Class 2, IO, 5 1/2s, 2033		1,353,255	283,278
Ser. 331, Class 1, IO, 5 1/2s, 2033		552,103	102,305
Ser. 329, Class 2, IO, 5 1/2s, 2033		985,233	204,625
Ser. 03-26, Class OI, IO, 5 1/2s, 2032		571,038	87,920
Ser. 03-14, Class XI, IO, 5 1/4s, 2033		281,526	37,773
Ser. 03-14, Class TI, IO, 5s, 2033		265,938	33,228
Ser. 343, Class 25, IO, 4 1/2s, 2018		456,135	67,144
Ser. 3024, Class CF, 3.46s, 2035		389,000	395,412
Ser. 03-W10, Class 1, IO, 1.98s, 2043		1,900,668	84,936
Ser. 03-W8, Class 12, IO, 1.64s, 2042		4,117,819	156,938
Ser. 03-W6, Class 11, IO, 1.461s, 2042		1,424,820	8,965
Ser. 03-W17, Class 12, IO, 1.158s, 2033		1,866,702	52,921
Ser. 03-W6, Class 21, IO, 0.562s, 2042		1,305,421	43
Ser. 02-T18, IO, 0.52s, 2042		10,976,645	130,270
Ser. 02-T4, IO, 0.45s, 2041		656,526	5,595
Ser. 02-26, IO, 0 1/4s, 2048		27,792,458	153,192
Ser. 354, Class 1, Principal Only (PO), zero %, 2034		4,580,075	3,625,488
Ser. 353, Class 1, PO, zero %, 2034		1,217,050	922,955
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Ser. T-42, Class A5, 7 1/2s, 2042		75,677	80,170
FFCA Secured Lending Corp. Ser. 99-1A, Class C1, 7.59s, 2025		225,000	157,500
First Union-Lehman Brothers Commercial Mortgage Trust II Ser. 97-C2, Class F, 7 1/2s, 2029		209,000	240,691
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035		114,000	126,651
Freddie Mac
FRB Ser. 3003, Class XF, zero %, 2035		299,000	308,030
IFB Ser. 2763, Class SC, 15.047s, 2032		384,370	424,895
IFB Ser. 2990, Class SL, 12.07s, 2034		217,405	237,658
IFB Ser. 2976, Class LC, 11.997s, 2035		104,526	113,477
IFB Ser. 2976, Class KL, 11.96s, 2035		247,874	268,350
IFB Ser. 2990, Class DP, 11.85s, 2034		215,277	230,570
IFB Ser. 2990, Class LB, 9.048s, 2035		257,296	251,791
IFB Ser. 2990, Class WP, 8.287s, 2035		171,360	171,895
IFB Ser. 2945, Class SA, 6.195s, 2020		199,000	193,819
IFB Ser. 2927, Class SI, IO, 5.41s, 2035		432,083	58,663
IFB Ser. 2538, Class SH, IO, 4.46s, 2032		87,024	6,229
IFB Ser. 2828, Class GI, IO, 4.41s, 2034		466,361	54,684
IFB Ser. 2802, Class SM, IO, 4.26s, 2032		179,851	12,011
IFB Ser. 2869, Class SH, IO, 4.21s, 2034		257,416	20,755
IFB Ser. 2869, Class JS, IO, 4.16s, 2034		1,219,346	96,546
IFB Ser. 2882, Class SL, IO, 4.11s, 2034		243,772	22,658
IFB Ser. 2682, Class TQ, IO, 3.96s, 2033		238,582	14,837
IFB Ser. 2815, Class PT, IO, 3.96s, 2032		447,498	38,472
IFB Ser. 2594, Class OS, IO, 3.96s, 2032		658,669	38,491
IFB Ser. 2922, Class SE, IO, 3.66s, 2035		807,671	43,453
IFB Ser. 2924, Class SA, IO, 3.61s, 2035		1,158,811	60,838
IFB Ser. 2927, Class ES, IO, 3.61s, 2035		346,358	25,102
IFB Ser. 2950, Class SM, IO, 3.61s, 2016		474,627	38,267
IFB Ser. 2962, Class BS, IO, 3.56s, 2035		1,396,004	87,125
IFB Ser. 2863, Class SX, IO, 3.41s, 2031		160,172	8,109
IFB Ser. 2981, Class CS, IO, 3.332s, 2035		467,626	24,971
IFB Ser. 2986, Class WS, IO, 3.262s, 2035		283,267	11,950
IFB Ser. 2990, Class LI, IO, 3.242s, 2035		400,278	30,364
IFB Ser. 2988, Class AS, IO, 2.812s, 2035		154,472	6,372
Ser. 2963, IO, 6s, 2034		641,431	121,872
Ser. 2778, Class TI, IO, 6s, 2033		488,001	80,227
Ser. 224, IO, 6s, 2033		171,097	33,738
Ser. 226, IO, 5 1/2s, 2034		781,308	167,373
Ser. 223, IO, 5 1/2s, 2032		323,834	64,779
Ser. 2553, Class IJ, IO, 5 1/2s, 2020		146,520	1,494
Ser. 228, PO, zero %, 2035		2,603,243	2,129,775
Ser. 2696, PO, zero %, 2033		160,315	120,053
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1, Class H, 6.131s, 2033		53,000	33,820
GMAC Commercial Mortgage Securities, Inc. 144A FRB Ser. 02-FL1A, Class D, 6.1s, 2014		24,657	24,657
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 9.221s, 2034		286,884	300,286
IFB Ser. 04-86, Class SW, IO, 3.66s, 2034		567,382	35,462
IFB Ser. 05-28, Class SA, IO, 3.11s, 2035		1,385,400	60,611
IFB Ser. 04-11, Class SA, IO, 2.41s, 2034		552,253	18,986
Ser. 05-13, Class PI, IO, 5 1/2s, 2033		344,598	55,153
Ser. 05-13, Class MI, IO, 5 1/2s, 2032		313,643	47,347
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.64s, 2015		95,000	95,534
IStar Asset Receivables Trust Ser. 02-1A, Class E, 4.555s, 2020		331,000	331,199
JP Morgan Chase Commercial Mortgage Securities Corp. 144A Ser. 04-FL1A, Class X1A, IO, 0.917s, 2019		3,514,002	25,055
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035		238,000	172,569
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB
Ser. 03-LLFA, Class L, 7.13s, 2014		170,000	165,449
Ser. 04-LLFA, Class H, 4.338s, 2017		66,000	66,251
Ser. 03-C4, Class A, 3.95s, 2015		64,965	64,986
Mach One Commercial Mortgage Trust 144A Ser. 04-1A, Class H, 6.705s, 2040		156,000	152,237
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3, Class E, 6.939s, 2030		49,000	53,733
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7, 6s, 2039		360,000	255,790
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.262s, 2030		78,000	82,575
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010		100,000	95,810
Ser. 00-C2, Class J, 6.22s, 2033		76,000	76,703
Pure Mortgages 144A FRB Ser. 04-1A, Class F, 6.82s, 2034 (Ireland)		255,000	255,398
Quick Star PLC FRB Class 1-D, 5.56s, 2011 (United Kingdom)	GBP	99,065	174,395
Salomon Brothers Mortgage Securities VII Ser. 96-C1, Class E, 8.301s, 2028		$91,374	91,663
Titan Europe PLC 144A FRB Ser. 04-2A
Class D, 3.019s, 2014 (Ireland)	EUR	100,000	121,450
Class C, 2.619s, 2014 (Ireland)	EUR	119,000	144,526
URSUS EPC 144A
IFB Ser. 1-A, Class X1, IO, 3s, 2012 (Ireland)	GBP	3,372,000	43,477
FRB Ser. 1-A, Class D, 4.416s, 2012 (Ireland)	GBP	102,000	179,217
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 6.688s, 2018		$100,000	100,000
Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G, 5.72s, 2036		87,000	86,324

Total collateralized mortgage obligations (cost $31,317,686)			$29,578,801

ASSET-BACKED SECURITIES (16.2%)(a)
		Principal amount	Value

ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		$9,448	$9,460
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034		19,266	19,266
Ser. 04-2N, Class N1, 4 1/2s, 2034		22,506	22,461
Ser. 04-4N, Class Note, 5s, 2034		58,059	57,986
American Home Mortgage Investment Trust FRB Ser. 05-1, Class 5A1, 5.001s, 2045		326,912	327,423
Ameriquest Finance NIM Trust 144A Ser. 04-RN9
Class N1, 4.8s, 2034 (Cayman Islands)		65,967	65,967
Class N2, 10s, 2034 (Cayman Islands)		102,000	93,840
AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman Islands)		4,196	4,196
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		75,065	74,926
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		29,132	29,137
Asset Backed Securities Corp. Home Equity Loan Trust FRB Ser. 05-HE1, Class A3, 3 3/4s, 2035		107,499	107,499
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4.418s, 2011		80,000	81,493
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	82,000
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.9s, 2006		4,005,609	67,115
Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.955s, 2034		116,287	116,414
Ser. 04-12, Class 2A2, 5.069s, 2035		540,444	541,896
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)		37,544	37,544
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		125,818	125,169
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)		50,000	49,875
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		50,690	50,690
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		32,355	32,355
Ser. 04-HE8N, Class A1, 5s, 2034		28,566	28,539
Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6, 6.71s, 2034		81,000	82,873
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030		40,734	28,368
Ser. 00-A, Class A4, 8.29s, 2030		145,903	114,169
Ser. 99-B, Class A3, 7.18s, 2015		291,848	206,118
Ser. 99-B, Class A4, 7.3s, 2016		182,797	133,394
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 6.138s, 2010		250,000	262,188
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011		34,976	34,601
CARSSX Finance, Ltd. 144A FRB Ser. 04-AA
Class B3, 6.738s, 2011 (Cayman Islands)		189,931	191,563
Class B4, 8.888s, 2011 (Cayman Islands)		481,239	488,044
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.468s, 2010		170,000	173,597
Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class Note, 4.458s, 2034		65,732	65,436
CHEC NIM Ltd., 144A Ser. 04-2
Class N1, 4.45s, 2034 (Cayman Islands)		35,334	35,332
Class N2, 8s, 2034 (Cayman Islands)		35,000	34,800
Class N3, 8s, 2034 (Cayman Islands)		25,000	21,500
Chester Asset Receivables Dealings PLC FRB Ser. 02-B, Class C, 3.311s, 2009 (United Kingdom)	EUR	240,000	295,269
Conseco Finance Ser. 02-C
Class AFIO, IO, 7 1/2s, 2032		$262,167	4,125
Class AVIO, IO, 7 1/2s, 2032		151,875	2,389
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A4, 8.48s, 2030		247,402	246,750
Ser. 00-4, Class A4, 7.73s, 2031		343,720	331,724
Ser. 00-4, Class A5, 7.97s, 2032		56,000	47,397
Ser. 00-4, Class A6, 8.31s, 2032		781,000	674,940
Ser. 01-1, Class A5, 6.99s, 2032		449,000	419,049
Ser. 01-4, Class A4, 7.36s, 2033		325,000	326,836
Ser. 02-2, Class A, IO, 8 1/2s, 2033		426,534	108,756
Countrywide Alternative Loan Trust Ser. 05-24
Class 1AX, IO, 0.702s, 2035		3,986,834	114,621
Class IIAX, IO, 1.126s, 2035		1,954,786	75,748
Countrywide Asset Backed Certificates 144A
Ser. 04-1NIM, Class Note, 6s, 2034		89,203	89,461
Ser. 04-6N, Class N1, 6 1/4s, 2035		218,628	219,379
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		34,814	34,835
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.247s, 2035		2,499,874	69,918
Ser. 05-9, Class 1X, IO, 0.655s, 2035		2,092,167	58,842
CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A, 5s, 2034		105,541	105,409
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.67s, 2039		420,000	434,569
First Consumers Master Trust FRB Ser. 01-A, Class A, 3.698s, 2008		66,818	66,275
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		41,100	41,044
Ser. 04-FF7A, Class A, 5s, 2034		32,344	32,344
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		56,720	56,587
Ser. 04-3, Class B, 7 1/2s, 2034		42,075	38,179
Ser. 04-A, Class Note, 4 3/4s, 2034		3,841	3,829
Ser. 04-B, Class Note, 4.703s, 2034		20,876	20,902
GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 3.868s, 2010		145,430	145,430
GMAC Mortgage Corp. Loan Trust Ser. 05-AR1, Class 1A2, 4.43s, 2035		207,555	206,404
Granite Mortgages PLC FRB
Ser. 02-1, Class 1C, 4.92s, 2042 (United Kingdom)		100,000	101,570
Ser. 02-2, Class 1C, 4.87s, 2043 (United Kingdom)		70,000	71,120
Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	455,000	604,652
Ser. 03-2, Class 3C, 6.19s, 2043 (United Kingdom)	GBP	340,000	620,442
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		$87,865	65,503
Ser. 94-6, Class B2, 9s, 2020		203,128	171,159
Ser. 95-4, Class B1, 7.3s, 2025		84,541	83,273
Ser. 99-3, Class A6, 6 1/2s, 2031		89,000	90,398
Ser. 99-5, Class A5, 7.86s, 2030		1,275,000	1,133,460
Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031		685,393	661,006
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 1.654s, 2045		1,840,729	64,426
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		409,386	403,002
GSAMP Trust 144A
Ser. 04-FM1N, Class Note, 5 1/4s, 2033		10,470	10,470
Ser. 04-HE1N, Class N1, 5s, 2034		28,258	28,215
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		157,070	157,007
Ser. 04-SE2N, Class Note, 5 1/2s, 2034		18,815	18,797
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class E, 5.26s, 2030 (Cayman Islands)		250,000	249,644
High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 3.73s, 2036 (Cayman Islands)		285,738	280,737
Holmes Financing PLC FRB
Ser. 4, Class 3C, 4.899s, 2040 (United Kingdom)		50,000	50,640
Ser. 8, Class 2C, 4.319s, 2040 (United Kingdom)		57,000	57,267
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033		10,101	10,101
Ser. 03-7N, Class A, 5 1/4s, 2034		12,886	12,757
Ser. 04-1N, Class A, 5s, 2034		17,044	16,959
Ser. 04-3N, Class A, 5s, 2034		28,971	28,877
Ser. 04-4N, Class A, 5s, 2034		44,993	44,769
Ser. 04-5N, Class A, 5 1/4s, 2034		188,996	188,524
Ser. 05-6N, Class A, 5 1/4s, 2035		111,075	110,797
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 6.21s, 2037 (Cayman Islands)		300,000	300,000
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034		14,551	14,551
Ser. 04-5, Class Note, 5s, 2034		60,539	60,551
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D, 5.436s, 2039 (United Kingdom)	GBP	200,000	352,080
Marriott Vacation Club Owner Trust 144A Ser. 04-1A, Class C, 5.265s, 2026		$32,777	32,777
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI3, Class N1, 4.45s, 2034		5,307	5,301
Ser. 04-CI5, Class N1, 4.946s, 2034		55,004	55,092
Ser. 04-CI5, Class N2, 9s, 2034		82,000	80,975
Ser. 04-HE1A, Class Note, 5.191s, 2034		34,516	34,620
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 4.568s, 2010		170,000	174,352
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034		1,375	1,375
Ser. 04-WMC3, Class B3, 5s, 2035		66,000	64,237
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 03-OP1N, Class N1, 7 1/4s, 2034		8,338	8,342
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		16,594	16,602
Ser. 04-HE1N, Class N1, 5s, 2006		30,551	30,427
Ser. 04-WM2N, Class N1, 4 1/2s, 2005		11,030	10,982
Ser. 04-WM3N, Class N1, 4 1/2s, 2005		38,191	38,042
Metris Master Trust 144A FRB Ser. 01-2, Class C, 5.33s, 2009		170,000	170,073
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010		226,634	225,773
Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 6.66s, 2034		50,000	50,926
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		34,000	33,780
Ser. 04-HB2, Class E, 5s, 2012		86,000	82,826
Morgan Stanley Dean Witter Capital I FRB
Ser. 01-NC3, Class B1, 5.91s, 2031		24,186	24,200
Ser. 01-NC4, Class B1, 5.96s, 2032		28,563	28,601
Neon Capital, Ltd. 144A limited recourse sec. notes Ser. 96, 1.458s, 2013 (Cayman Islands) (F) (g)		286,896	61,295
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6 1/2s, 2033		14,426	14,444
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 10.118s, 2034		67,625	73,014
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034		35,397	35,397
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		52,594	44,440
Ser. 00-D, Class A4, 7.4s, 2030		309,000	193,719
Ser. 01-C, Class A2, 5.92s, 2017		126,069	73,705
Ser. 01-D, Class A4, 6.93s, 2031		219,547	169,018
Ser. 01-E, Class A2, 5.05s, 2019		399,627	309,895
Ser. 02-A, Class A2, 5.01s, 2020		266,292	216,713
Ser. 02-B, Class A4, 7.09s, 2032		102,000	92,531
Ser. 02-C, Class A1, 5.41s, 2032		429,100	375,848
Ser. 99-D, Class A1, 7.84s, 2029		301,757	280,910
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		95,233	88,612
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034		33,235	33,235
Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)		82,000	82,312
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class A, 5s, 2034		108,783	108,998
Permanent Financing PLC FRB
Ser. 3, Class 3C, 4.529s, 2042 (United Kingdom)		120,000	122,236
Ser. 4, Class 3C, 4.179s, 2042 (United Kingdom)		177,000	178,310
Ser. 5, Class 2C, 4.029s, 2042 (United Kingdom)		49,000	49,245
Ser. 6, Class 3C, 5.54s, 2042 (United Kingdom)	GBP	204,000	360,486
Pillar Funding PLC 144A FRB
Ser. 04-1A, Class C1, 4.41s, 2011 (United Kingdom)		$120,000	120,598
Ser. 04-2A, Class C, 4.29s, 2011 (United Kingdom)		100,000	100,646
Providian Gateway Master Trust 144A FRB
Ser. 04-BA, Class D, 4.788s, 2010		170,000	171,207
Ser. 04-EA, Class D, 4.318s, 2011		152,000	153,342
Residential Accredit Loans, Inc. Ser. 04-QA6, Class NB1, 4.978s, 2034		393,929	394,453
Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034		88,840	88,493
Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.766s, 2038 (United Kingdom)		50,000	87,325
SAIL Net Interest Margin Notes 144A
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)		14,292	14,372
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)		21,518	21,587
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		8,435	8,409
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		27,078	26,976
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		7,113	6,876
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		18,997	19,005
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		24,949	24,246
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		94,383	94,412
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)		34,475	34,482
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		79,606	79,622
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		50,000	47,235
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		55,322	55,289
Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)		41,532	40,689
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)		39,204	38,431
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		88,078	87,876
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)		26,372	26,377
Sasco Net Interest Margin Trust 144A Ser. 05-WF1A, Class A, 4 3/4s, 2035		138,859	139,153
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033		18,143	18,143
Ser. 03-HS1N, Class N, 7.48s, 2033		938	938
Ser. 04-4N, Class Note, 6.65s, 2034		13,465	13,465
Ser. 04-HE2N, Class NA, 5.43s, 2034		20,949	20,897
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.922s, 2034		66,466	66,710
Ser. 04-16, Class 1A2, 5.02s, 2034		88,430	88,759
Ser. 04-19, Class 2A1X, IO, 0.525s, 2035		2,927,648	50,941
Ser. 04-20, Class 1A2, 5.081s, 2035		525,497	527,558
Ser. 05-1, Class 1A1, 5.148s, 2035		900,412	904,300
Ser. 05-7, Class 1A1, 5.407s, 2035		94,599	95,301
Ser. 05-7, Class 1A3, 5.405s, 2035		846,803	853,224
Ser. 05-9, Class AX, IO, 0.492s, 2035		4,470,966	133,682
Structured Asset Receivables Trust 144A FRB Ser. 05-1A, Class CTFS, 4.334s, 2015		413,000	407,063
Structured Asset Securities Corp. IFB
Ser. 05-6, Class 5A8, 7.271s, 2035		360,057	338,802
Ser. 05-10, Class 3A3, 10.685s, 2034		290,217	290,638
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A, Class III, 7.6s, 2037 (Cayman Islands)		188,000	199,412
Wells Fargo Home Equity Trust 144A
Ser. 04-1N, Class A, 5s, 2034		56,259	56,270
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		105,303	105,296
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		49,000	47,530
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR12, Class 2A5, 4.322s, 2035		1,708,291	1,673,106
WFS Financial Owner Trust Ser. 04-3, Class D, 4.07s, 2012		62,335	61,718
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s, 2011		160,614	159,861

Total asset-backed securities (cost $26,584,969)			$26,359,380

CORPORATE BONDS AND NOTES (14.0%)(a)
		Principal amount	Value

Capital Goods (0.1%)

Waste Management, Inc. company guaranty 6 3/8s, 2012		$185,000	$198,068

Communication Services (0.3%)

Ameritech Capital Funding company guaranty 6 1/4s, 2009		100,000	104,720
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		60,000	82,892
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		115,000	131,732
Telefonica Europe BV company guaranty 7 3/4s, 2010 (Netherlands)		150,000	170,319

			489,663

Conglomerates (0.1%)

Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)		75,000	82,104

Consumer Cyclicals (0.3%)

DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009		170,000	182,856
Ford Motor Credit Corp. notes 7 7/8s, 2010		360,000	363,351

			546,207

Consumer Staples (0.4%)

Comcast Corp. company guaranty 5 1/2s, 2011		150,000	154,334
CVS Corp. 144A pass-through certificates 6.117s, 2013		72,233	75,781
Echostar DBS Corp. sr. notes 5 3/4s, 2008		230,000	228,275
Miller Brewing Co. 144A notes 5 1/2s, 2013		120,000	122,132
News America, Inc. debs. 7 1/4s, 2018		5,000	5,726

			586,248

Financial (8.9%)

AXA Financial, Inc. sr. notes 7 3/4s, 2010		120,000	135,496
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013		35,000	33,761
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009 (Germany)	EUR	1,500,000	1,985,708
Bosphorus Financial Services, Ltd. 144A sec. FRN 5.068s, 2012 (Cayman Islands)		$275,000	274,947
CIT Group, Inc. sr. notes 7 3/4s, 2012		95,000	109,782
Depfa ACS Bank sr. sec. public loan notes 3 1/4s, 2008 (Ireland)	EUR	9,300,000	11,515,100
General Electric Capital Corp. notes Ser. A, 6 3/4s, 2032		$50,000	59,951
Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013		95,000	93,297
Household Finance Corp. notes 6 3/8s, 2012		125,000	135,525
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		35,000	35,775
Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013		115,000	117,802

			14,497,144

Government (2.9%)

European Investment Bank supranational bank bonds 3 1/2s, 2014 (Luxembourg)	CHF	700,000	613,170
Norddeutsche Landesbank Girozentrale bonds Ser. 7, 5 3/4s, 2010 (Germany)	EUR	1,500,000	2,080,439
Oester Postspark Bawag foreign government guaranty Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	2,375,000	2,018,879

			4,712,488

Health Care (0.1%)

American Home Products Corp. notes 6.95s, 2011		$15,000	16,445
Bayer Corp. 144A FRB 6.2s, 2008		75,000	77,547
Wyeth notes 5 1/2s, 2013		120,000	124,175

			218,167

Technology (0.1%)

Motorola, Inc. notes 7 5/8s, 2010		75,000	84,315

Utilities & Power (0.8%)

AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013		40,000	41,156
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013		310,000	315,635
National Fuel Gas Co. notes 5 1/4s, 2013		40,000	40,255
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007		50,000	53,303
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009		150,000	161,207
Veolia Environnement sr. unsub. notes Ser. EMTN, 5 3/8s, 2018 (France)	EUR	505,000	702,040
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F) (NON)		$31,034	2,588

			1,316,184

Total corporate bonds and notes (cost $19,730,563)			$22,730,588

SHORT-TERM INVESTMENTS (1.9%)(a)
		Principal amount/Shares	Value

Putnam Prime Money Market Fund (e)		2,856,154	$2,856,154
U.S. Treasury Bills zero%, August 4, 2005 (SEG)		$272,000	271,933

Total short-term investments (cost $3,128,087)			$3,128,087

Total investments (cost $163,068,580) (b)			$167,555,518

Putnam Global Income Trust
FORWARD CURRENCY CONTRACTS TO BUY at 7/31/05 (aggregate face value $64,516,249) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,580,219	$11,321,372	10/19/05	$258,847
British Pound	2,256,422	2,278,807	9/21/05	(22,385)
Canadian Dollar	1,799	1,806	10/19/05	(7)
Euro	12,402,460	12,404,497	9/21/05	(2,037)
Japanese Yen	30,558,571	32,518,516	8/17/05	(1,959,945)
Korean Won	416,285	417,580	11/16/05	(1,295)
Korean Won	1,865,926	1,913,999	8/17/05	(48,073)
Norwegian Krone	2,882,423	2,846,765	9/21/05	35,658
Polish Zloty	417,074	418,158	9/21/05	(1,084)
South African Rand	408,180	394,749	10/19/05	13,431

Total				$(1,726,890)

Putnam Global Income Trust
FORWARD CURRENCY CONTRACTS TO SELL at 7/31/05 (aggregate face value $44,719,242) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,779,618	$2,714,133	10/19/05	$(65,485)
British Pound	1,841,916	1,844,101	9/21/05	2,185
Canadian Dollar	5,062,256	5,082,893	10/19/05	20,637
Danish Krone	731,852	742,524	9/21/05	10,672
Euro	13,406,801	13,513,700	9/21/05	106,899
Japanese Yen	5,018,090	5,050,606	8/17/05	32,516
Singapore Dollar	1,266	1,247	8/17/05	(19)
Swedish Krona	4,197,501	4,311,303	9/21/05	113,802
Swiss Franc	11,254,657	11,458,735	9/21/05	204,078

Total				$425,285

Putnam Global Income Trust
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	48	$11,523,000	Sep-05	$(25,606)
Euro 90 day (Long)	15	3,583,875	Jun-06	(9,814)
Euro 90 day (Long)	15	3,582,563	Sep-06	(1,939)
Euro 90 day (Short)	91	21,779,713	Dec-05	88,380
Euro 90 day (Short)	11	2,629,825	Mar-06	6,451
Euro-Bobl 5 yr (Long)	35	4,882,412	Sep-05	(5,207)
Euro-Bund 10 yr (Short)	30	4,461,466	Sep-05	(6,760)
Interest Rate Swap 10 yr (Short)	28	3,077,375	Sep-05	76,916
Japanese Government Bond - Mini 10 yr (Long)	85	10,606,799	Sep-05	(71,591)
Japanese Government Bond - TSE 10 yr (Short)	3	3,745,450	Sep-05	23,007
U.S. Treasury Bond 20 yr (Long)	169	19,487,813	Sep-05	(147,706)
U.S. Treasury Note 10 yr (Long)	17	1,886,734	Sep-05	(47,806)
U.S. Treasury Note 5 yr (Short)	331	35,484,234	Sep-05	353,379
U.S. Treasury Note 2 yr (Short)	26	5,368,594	Sep-05	25,987

Total				$257,691

Putnam Global Income Trust
WRITTEN OPTIONS OUTSTANDING at 7/31/05 (premiums received $276,139) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.55% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 773.5 basis points.	$3,570,000	Jul 07/$4.55	$182,751
Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.55% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 773.5 basis points.	3,570,000	Jul 07/$4.55	91,129

Total			$273,880

Putnam Global Income Trust
TBA SALE COMMITMENTS OUTSTANDING at 7/31/05 (proceeds receivable $1,679,953) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 5 1/2s, August 1, 2020	$400,000	8/16/05	$407,938
FNMA, 5s, July 1, 2035	1,000,000	7/14/05	985,156
FNMA, 4 1/2s, August 1, 2020	276,000	8/16/05	271,429

Total			$1,664,523

Putnam Global Income Trust

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
				Unrealized
		Notional	Termination	appreciation/
		amount	date	(depreciation)

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		$4,100,000	3/30/09	$164,948

Agreement with Citibank N.A. dated July 20, 2005 to pay annually the notional amount multiplied by 2.825% and receive semi-annually the notional amount multiplied by the six month EURIBOR-T248.	EUR	1,100,000	7/22/10	(2,713)

Agreement with Citibank N.A. dated July 20, 2005 to receive annually the notional amount multiplied by 3.52% and pay semi-annually the notional amount multiplied by the six month NOKDOM-NIBR.	NOK	8,600,000	7/22/10	2,507

Agreement with Citibank N.A. dated July 12, 2005 to pay annually the notional amount multiplied by 2.7515% and receive semi-annually the notional amount multiplied by the six month EURIBOR-T248.	EUR	2,700,000	7/14/10	3,489

Agreement with Citibank N.A. dated July 12, 2005 to receive annually the notional amount multiplied by 3.4% and pay semi-annually the notional amount multiplied by the six month NOKDOM-NIBR.	NOK	21,600,000	7/14/10	(9,756)

Agreement with Credit Suisse First Boston International dated July 7, 2004 to pay semi-annually the notional amount multiplied by 4.945% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		$932,200	7/9/14	(17,917)

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.		736,600	7/9/06	(8,676)

Agreement with Credit Suisse First Boston International dated May 18, 2005 to pay semi-annually the notional amount multiplied by 4.6325% and receive quarterly the notional amount multiplied by the three month GBP-LIBOR-BBA.	GBP	6,000,000	5/18/07	(29,861)

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		$487,000	8/2/15	-

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 4.062% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		8,000,000	5/10/07	25,802

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 5.062% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		2,000,000	5/10/35	(41,483)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to receive semi-annually the notional amount multiplied by 4.687% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.		4,000,000	5/10/15	2,347

Agreement with Merrill Lynch Capital Services Inc. dated July 22, 2005 to pay annually the notional amount multiplied by 2.801% and receive semi-annually the notional amount multiplied by the six month EURIBOR.	EUR	2,600,000	7/26/10	1

Agreement with Merrill Lynch Capital Services Inc. dated July 22, 2005 to receive annually the notional amount multiplied by 3.54% and pay semi-annually the notional amount multiplied by the six month NIBOR.	NOK	21,500,000	7/26/10	7,371

Agreement with Merrill Lynch Capital Services, Inc. dated February 16, 2005 to receive semi-annually the notional amount multiplied by the six month EURIBOR and pay annually the notional amount multiplied by 2.5645%.	EUR	11,300,000	2/19/07	(73,845)

Agreement with Merrill Lynch Capital Services, Inc. dated June 9, 2005 to pay semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and receive semi-annually the notional amount multiplied by 1.7275%.	JPY	690,000,000	6/14/20	(71,126)

Agreement with Merrill Lynch Capital Services, Inc. dated September 27, 2002 to receive semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and pay semi-annually the notional amount multiplied by 0.399%.	JPY	1,135,000,000	10/1/07	(54,660)

Agreement with UBS AG dated April 4, 2005 to pay quarterly the notional amount multiplied by 2.61% and receive semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR	19,000,000	4/6/07	(123,644)

Total				$(227,216)

Putnam Global Income Trust

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index adjusted by a modified duration factor.

	$1,300,000	1/1/06	$2,115

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	632,000	11/1/05	2,120

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	1,975,000	11/1/05	7,775

Agreement with Deutsche Bank AG dated May 3, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	987,500	11/1/05	(3,295)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 7, 2005 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive monthly the notional amount multiplied by the appreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed Securities Index plus 27.2 basis points.	1,450,000	12/1/05	(1,675)

Total			$7,040

Putnam Global Income Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
			Unrealized
		Notional	appreciation/
		amount	(depreciation)

Agreement with Bank of America, N.A. effective June 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.		$253,500	$(858)

Agreement with Deutsche Bank AG effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.		387,000	(1,799)

Agreement with Deutsche Bank AG effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 35.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche.		258,000	522

Agreement with Deutsche Bank AG effective June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.		197,500	(767)

Agreement with Goldman Sachs Capital Markets, L.P. effective July 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.		246,000	(1,020)

Agreement with Lehman Brothers Special Financing, Inc. effective July 29, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 21.5 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,15-30% tranche.

		514,000	-

Agreement with Lehman Brothers Special Financing, Inc. effective July 29, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 33.75 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.

		514,000	-

Agreement with Lehman Brothers Special Financing, Inc. effective July 27, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ iTraxx Index.	EUR	426,750	11

Agreement with Lehman Brothers Special Financing, Inc. effective July 27, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 19 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ iTraxx Index.	EUR	569,000	212

Agreement with Lehman Brothers Special Financing, Inc. effective July 25, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 55 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.		$695,800	(1,634)

Agreement with Lehman Brothers Special Financing, Inc. effective July 25, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 21.5 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,15-30% tranche.

		994,000	(1,188)

Agreement with Lehman Brothers Special Financing, Inc. effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 25 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,15-30% tranche.

		248,000	56

Agreement with Lehman Brothers Special Financing, Inc. effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 36 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.

		237,000	(544)

Agreement with Lehman Brothers Special Financing, Inc. effective June 30, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 35 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX  Series 4 Index 15-30% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 15-30% tranche.

		790,000	223

Agreement with Lehman Brothers Special Financing, Inc. effective June 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.		253,500	(830)

Agreement with Morgan Stanley Capital Services, Inc. effective June 20, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 35 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 15-30% tranche.

		2,028,000	1,973

Total			$(5,643)

	NOTES
(a)	Percentages indicated are based on net assets of $162,895,791.

(b)

The aggregate identified cost on a tax basis is $163,068,580, resulting in gross unrealized appreciation and depreciation of $7,716,427 and $3,229,489, respectively, or net unrealized appreciation of $4,486,938.

(NON)	Non-income-producing security.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $277,105 for the period ended July 31, 2005.  During the period ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $107,690,657 and $122,783,039, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

	At July 31, 2005, liquid assets totaling $34,408,275 have been designated as collateral for open forward commitments, open swap contracts, forward contracts and written options.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	TBA after the name of a security represents to be announced securities.

	The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2005.

The rates shown on Inverse Floating Rate Bonds (IFB), which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2005.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at July 31, 2005: (as a percentage of Portfolio Value)

	Austria	5.0%
	Canada	4.2
	Cayman Islands	2.1
	Denmark	1.1
	France	3.9
	Germany	8.1
	Ireland	8.7
	Italy	1.0
	Netherlands	3.8
	Spain	2.5
	Sweden	1.1
	United Kingdom	6.8
	United States	51.2
	Other	0.5
	Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

	Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

	Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold.  The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase.  The fund will also be able to earn interest on the cash proceeds that are received from the initial sale.  The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005